Employee Benefit Plan, Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event
10. Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the financial statements through June 26, 2026, the date on which the financial statements were available to be issued. Management has determined that no significant events occurred after December 31, 2025, but prior to the issuance of these financial statements, that would have a material impact on its financial statements.